Liabilities to Banks and debentures (Narrative) (Details) $ in Thousands, ₪ in Millions					1 Months Ended				12 Months Ended
	Dec. 11, 2025 ILS (₪) ₪ / NIS_per_unit shares	Dec. 11, 2025 USD ($) ₪ / NIS_per_unit shares	Mar. 11, 2025 ILS (₪) ₪ / NIS_per_unit shares	Mar. 11, 2025 USD ($) ₪ / NIS_per_unit shares	Dec. 18, 2024 ILS (₪)	Dec. 18, 2024 USD ($)	Jul. 31, 2023 USD ($)	May 31, 2023 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 11, 2025 USD ($)	Nov. 30, 2023 USD ($)	May 31, 2023 USD ($)	May 31, 2020 ILS (₪)	May 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Loan principal repaid									$ 0	$ 3,837	$ 3,626
Gross proceeds from issue of debentures and warrants									$ 306,841	0	$ 0
Short term credit facility | Israel bank
Disclosure of detailed information about borrowings [line items]
Borrowings								₪ 17.0				₪ 54.0	$ 15,000			$ 4,800
Borrowings, interest rate basis								bears a prime based variable interest rate	bears a prime based variable interest rate
Short term credit facility one | Israel bank
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 9,750								$ 17,000
Additional loan amount							$ 30,000
Borrowings, interest rate basis							bears a prime based variable interest rate
Long term bank loan
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 22,583			$ 13,685
Secured bank loans received																	₪ 15.0	$ 4,250
Loan principal repaid					₪ 21.0	$ 5,675
Issuance of debentures and warrants
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			5.9%	5.9%
Borrowings, maturity			maturing on September 30, 2030, with principal repayments in four unequal annual installments from 2027 to 2030	maturing on September 30, 2030, with principal repayments in four unequal annual installments from 2027 to 2030
Number of public offering issued | shares			486,291	486,291
Number of warrants issued per unit | ₪ / NIS_per_unit			1,021	1,021
Gross proceeds from issue of debentures and warrants			₪ 496.5	$ 137,100
Net proceeds from issue of debentures and warrants			485.8	133,000
Proceeds from exercise of warrants			₪ 20.7	$ 5,700
Description of each warrant is exercisable			Each Warrant is an equity‑classified instrument, exercisable for one ordinary share at an exercise price of NIS 177.8 ($48) per share, representing a 37% premium over the Company’s share price on March 6, 2025. The exercise price is subject to USD-NIS exchange rate creating a “fixed-for-fixed” adjustment mechanism, as of December 31, 2025 the exercise price is 155.5 ($48). The Warrants will expire on March 31, 2027.	Each Warrant is an equity‑classified instrument, exercisable for one ordinary share at an exercise price of NIS 177.8 ($48) per share, representing a 37% premium over the Company’s share price on March 6, 2025. The exercise price is subject to USD-NIS exchange rate creating a “fixed-for-fixed” adjustment mechanism, as of December 31, 2025 the exercise price is 155.5 ($48). The Warrants will expire on March 31, 2027.
Description of Equity-to-Assets ratio			Company completed a public offering of 486,291 units, each consisting of NIS 1,000 principal amount of non-linked debentures and three warrants, at a price of NIS 1,021 per unit.	Company completed a public offering of 486,291 units, each consisting of NIS 1,000 principal amount of non-linked debentures and three warrants, at a price of NIS 1,021 per unit.
Description minimum equity of Equity-to-Assets ratio			The Company has undertaken to maintain minimum equity of $80 million and an Equity-to-Assets ratio of at least 21% and has agreed to limit dividend distributions and share buybacks unless equity exceeds $120 million and the Equity-to-Assets ratio is at least 29%. As of the reporting date, the Company was in full compliance with the financial covenants stipulated in the debentures indenture.	The Company has undertaken to maintain minimum equity of $80 million and an Equity-to-Assets ratio of at least 21% and has agreed to limit dividend distributions and share buybacks unless equity exceeds $120 million and the Equity-to-Assets ratio is at least 29%. As of the reporting date, the Company was in full compliance with the financial covenants stipulated in the debentures indenture.
Minimum equity of Equity-to-Assets ratio				$ 80,000
Bond series
Disclosure of detailed information about borrowings [line items]
Notional amount	₪ 565.5													$ 176,000
Number of public offering issued | shares	518,381	518,381
Number of warrants issued per unit | ₪ / NIS_per_unit	1,091	1,091
Net proceeds from issue of debentures and warrants	₪ 558.6	$ 173,900
Description of Equity-to-Assets ratio	The offering comprised 518,381 units, each consisting of NIS 1,000 principal amount of non-linked debentures and three warrants.	The offering comprised 518,381 units, each consisting of NIS 1,000 principal amount of non-linked debentures and three warrants.
Repayments of bonds, notes and debentures	₪ 34.9	$ 10,800